Schedule 1 - Registrant's Condensed Financial Statements - Condensed Balance Sheets (Detail) - USD ($) $ in Millions	Oct. 02, 2016	Jan. 03, 2016	Dec. 28, 2014	Dec. 29, 2013	Dec. 22, 2013
Assets
Deferred tax asset (Note 4)		$ 19.3	$ 13.9
Total assets	$ 840.0	668.7	555.7
Liabilities and Stockholders' Equity
Total Liabilities	687.2	364.1	284.3
Redeemable Convertible Preferred Stock (Note 3)	0.0	216.8	192.6	$ 174.0	$ 174.0
Stockholders' equity:
Common stock, value	0.4	0.1	0.1
Additional paid-in capital	217.6	113.1	89.4
Accumulated deficit	(64.2)	(24.2)	(10.3)
Accumulated other comprehensive loss	(1.0)	(1.2)	(0.4)
Total stockholders' equity	152.8	87.8	78.8	68.7
Total liabilities and equity	$ 840.0	668.7	555.7
Parent Company
Assets
Investment in subsidiary		300.8	271.9
Deferred tax asset (Note 4)		2.0	2.1
Total assets		302.8	274.0
Liabilities and Stockholders' Equity
Total Liabilities		0.0	0.0
Redeemable Convertible Preferred Stock (Note 3)		216.8	192.6	$ 174.0
Stockholders' equity:
Common stock, value		0.1	0.1
Additional paid-in capital		100.5	81.9
Accumulated deficit		(13.4)	(0.2)
Accumulated other comprehensive loss		(1.2)	(0.4)
Total stockholders' equity		86.0	81.4
Total liabilities and equity		$ 302.8	$ 274.0